STATUTORY RESERVES AND RESTRICTED NET ASSETS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Required minimum percentage of annual appropriations to general reserve fund	10.00%
Statutory threshold percentage of the reserve fund to the registered capital of the respective company, above which the appropriation is not required	50.00%
Operating income loss	$ (8,499,393)	$ (5,885,384)	$ (13,306,322)
Subsidiaries [Member]
Operating income loss